Earnings Per Common Share, Calculation of Earnings and Diluted Earnings per Common Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Common Share [Abstract]
Wells Fargo net income	$ 21,878	$ 18,897	$ 15,869
Less: Preferred stock dividends and other	989	898	844
Wells Fargo net income applicable to common stock (numerator)	$ 20,889	$ 17,999	$ 15,025
Earnings per common share
Average common shares outstanding (denominator)	5,287.3	5,287.6	5,278.1
Per share	$ 3.95	$ 3.40	$ 2.85
Diluted earnings per common share
Average common shares outstanding	5,287.3	5,287.6	5,278.1
Diluted average common shares outstanding (denominator)	5,371.2	5,351.5	5,323.4
Per share	$ 3.89	$ 3.36	$ 2.82
Stock Option [Member]
Diluted earnings per common share
Weighted Average Number Diluted Shares Outstanding, Adjustment	33.1	27.5	24.2
Restricted Share Rights [Member]
Diluted earnings per common share
Weighted Average Number Diluted Shares Outstanding, Adjustment	44.8	36.4	21.1
Warrants [Member]
Diluted earnings per common share
Weighted Average Number Diluted Shares Outstanding, Adjustment	6.0	0	0